Consolidated Statements Of Cash Flow (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
European smoothie business, ownership percentage	51.00%	51.00%
Cash included in the net assets of European smoothie business on the date of sale	$ 1,396	$ 1,396